Annual Total Returns (Vanguard Developed Markets Index Fund - Admiral Shares Participant:) (Vanguard Developed Markets Index Fund, Vanguard Developed Markets Index Fund - Admiral Shares)	18 Months Ended
Apr. 30, 2013
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Annual Total Return
2012	18.91%